Schedule of debt (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Debt, Current	$ 5,328,784	$ 5,328,784	$ 1,057,184
Long-term Debt, Current Maturities	3,576,149	2,942,984
Long-term Debt	1,752,635	2,385,800
Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Current	$ 1,000,000	1,000,000
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Debt, Current	$ 22,860	22,860
Debt Instrument, Interest Rate, Effective Percentage	0.00%
U S S B A Loan [Member]
Debt Instrument [Line Items]
Debt, Current	$ 1,885,800	$ 1,885,800
Debt Instrument, Interest Rate, Effective Percentage	1.00%	1.00%
U S S B A Loan One [Member]
Debt Instrument [Line Items]
Debt, Current	$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Effective Percentage	3.75%	3.75%
U S S B A Loan Two [Member]
Debt Instrument [Line Items]
Debt, Current	$ 1,885,800	$ 1,885,800
Debt Instrument, Interest Rate, Effective Percentage	1.00%	1.00%
Loan Payable Bank [Member]
Debt Instrument [Line Items]
Debt, Current	$ 34,324	$ 34,324
Debt Instrument, Interest Rate, Effective Percentage	5.50%